Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Commitments And Contingencies
Schedule of Expected Future Minimum Lease Payments
Service and manufacturing
$
Less than 1 year	2,275
1 - 3 years	20
4 - 5 years	2
More than 5 years	—
Total	2,297